II. ACCOUNTING POLICIES (Details Textual) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021	Dec. 31, 2017	Apr. 30, 2024 $ / shares shares	Jul. 03, 2023 shares	Jul. 03, 2023	Jul. 03, 2023 BRL (R$)	Jul. 03, 2023 d	Jul. 03, 2023 USD ($)	Jul. 03, 2023 $ / shares	Jul. 03, 2023 Officers	Jul. 03, 2023 Directors	Mar. 30, 2023 R$ / shares shares
Disclosure of associates [line items]
Minimum applicable tax rate	15.00%
Number of subsidiaries acquired | Subsidiaries	2
Forecast period of revenue projections	3 years
Number of major business segments	1
Total intangible assets and goodwill | $	$ 1,357,749	$ 1,377,110	$ 1,332,508
Research and development expense | $	$ 74,200	$ 60,000	$ 50,700
Number of shares authorised (in shares) | shares	2,500,000,000	2,500,000,000	2,500,000,000
Par value per share (in dollars per share) | $ / shares	$ 1	$ 1	$ 1			$ 1
Total number of shares issued (in shares) | shares	1,162,757,528	1,180,536,830	1,180,536,830			1,180,536,830
Number of votes, per share	1	1	1
Employee benefits, unit vesting period (Year)					4 years
Employee benefits, company redemption period (Year)	7 years				10 years
Employee benefits, early redemption period (Year)					7 years
Carrying value of units granted | $	$ 175,000	$ 144,000
Dilutive effect of share options on number of ordinary shares (in shares) | shares	0
Maximum period of lease term of short term leases	12 months
Forecast period of cash flow projections	5 years
Nominal growth rate	2.00%
Maximum maturity period of fair value through other comprehensive income instruments for short-term nature	12 months
Other current Non-current benefits | $	$ 148,000	119,600
Pillar two legislation description	The group applies the IAS 12 exception regarding the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes.
Information system projects [member]
Disclosure of associates [line items]
Total intangible assets and goodwill | $	$ 97,106	72,165
Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Total intangible assets and goodwill | $	86,700	86,700	$ 86,700
Customer-related intangible assets [member]
Disclosure of associates [line items]
Total intangible assets and goodwill | $	$ 11,328	$ 47,906
Customer-related intangible assets [member] | Maverick Tube Corporation [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	14 years
Customer-related intangible assets [member] | Hydrill Company [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	10 years
Customer-related intangible assets [member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of associates [line items]
Selling, general and administrative expenses, additional amortization of intangible assets | $			$ 4,100
Finite-lived intangible asset, useful life (Year)	9 years		3 years	5 years
Finite-lived intangible asset, residual value | $	$ 11,300
Finite-lived intangible asset, residual useful life (Year)	9 months
Customer-related intangible assets [member] | Ipsco Tubulars Inc [Member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Customer-related intangible assets [member] | Mattrs Pipe Coating Business Unit [Member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	4 months
Top of range [member]
Disclosure of associates [line items]
Percentage of voting rights held in unconsolidated entities	50.00%
Top of range [member] | Information system projects [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, residual useful life (Year)	20 years
Bottom of range [member]
Disclosure of associates [line items]
Percentage of voting rights held in unconsolidated entities	20.00%
Bottom of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, residual useful life (Year)	3 years
Usiminas [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate	6.76%
Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Shares bound to SHA (in shares) | shares	483,600,000
Percent of company voting capital	68.60%
T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	61.30%
Ternium entitites [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	51.50%
Confab [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	9.80%
NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	31.70%
Previdencia Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.00%
Preference shares [member] | Usiminas [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	1,300,000
Ordinary shares [member] | Usiminas [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	47,500,000
Usiminas [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate	6.76%	6.76%
Proportion of ownership interest in associate	3.96%
Ternium S.A. [member]
Disclosure of associates [line items]
Percentage of Outstanding Shares in Associate	11.70%
Major purchases of assets [member] | Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Majority percentage of control group shares								55.00%
Major purchases of assets [member] | Usiminas [member] | T/T Group [member]
Disclosure of associates [line items]
Percentage of voting capital increased in control group								9.80%
Major purchases of assets [member] | Usiminas [member] | T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Number of Board members can be appointed through the shareholders agreement | Officers													4
Major purchases of assets [member] | Usiminas [member] | Tenaris [member] | The new SHA [member]
Disclosure of associates [line items]
Number of Board members can be appointed through the shareholders agreement													1	1
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Number of shares outstanding in control group | shares															68,700,000
Number of shares subscribed to (in shares) | shares							11,000,000
Shares subscribed to, price per share (in BRL per share) | R$ / shares															R$ 10
Thresold number of trading days immediately prior to date of exercising option | d										40
Shares subscribed to, value									R$ 110		$ 22,700
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member] | From two years anniversary right to buy [Member]
Disclosure of associates [line items]
Shares subscribed to, price per share (in BRL per share) | $ / shares												$ 2.0584
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Number of trading days to calculate moving average share price | d										40
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member] | From two years anniversary right to buy [Member]
Disclosure of associates [line items]
Number of shares right purchase under agreement | shares							153,100,000
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member] | From two years anniversary right to sell [Member]
Disclosure of associates [line items]
Shares subscribed to, price per share (in BRL per share) | $ / shares												$ 2.0584